Stock-Based Compensation (Summary Of Restricted Stock Units Activity) (Details) - $ / shares	3 Months Ended					6 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Jun. 30, 2015
Part A Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of RSUs, Outstanding beginning balance		933,217				933,217
Number of RSUs, Granted						1,024,991
Number of RSUs, Vested						(146,001)
Number of RSUs, Forfeited						(65,360)
Number of RSUs, Outstanding ending balance	1,746,847		933,217			1,746,847	933,217
Weighted average grant-date fair value per share, Outstanding beginning balance		$ 26.25				$ 26.25
Weighted average grant-date fair value per share, Granted						26.32
Weighted average grant-date fair value per share, vested						19.04
Weighted average grant-date fair value per share, Outstanding ending balance	$ 26.84		$ 26.25			$ 26.84	$ 26.25
Weighted average remaining contractual term in months						8 months	7 months 3 days
Part B Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of RSUs, Outstanding beginning balance		1,249,873				1,249,873
Number of RSUs, Granted	282,074	272,813	316,353	359,658	575,660	554,887
Number of RSUs, Vested						(915,177)
Number of RSUs, Forfeited						(58,976)
Number of RSUs, Outstanding ending balance	830,607		1,249,873			830,607	1,249,873
Weighted average grant-date fair value per share, Outstanding beginning balance		$ 42.91				$ 42.91
Weighted average grant-date fair value per share, Granted	$ 18.0800	$ 17.8300	$ 27.10	$ 24.36	$ 63.12	17.96
Weighted average grant-date fair value per share, vested						48.74
Weighted average grant-date fair value per share, Forfeited						21.97
Weighted average grant-date fair value per share, Outstanding ending balance	$ 21.30		$ 42.91			$ 21.30	$ 42.91
Weighted average remaining contractual term in months						5 months 27 days	5 months 15 days